UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-8372

TRAVELERS SERIES FUND INC.
(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: October 31
Date of reporting period: January 31, 2005

TRAVELERS SERIES FUND INC.

SMITH BARNEY LARGE CAP VALUE PORTFOLIO
STRATEGIC EQUITY PORTFOLIO
VAN KAMPEN ENTERPRISE PORTFOLIO

     FORM N-Q
JANUARY 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK - 96.0%
CONSUMER DISCRETIONARY - 14.9%
Hotels, Restaurants & Leisure - 1.7%
178,200	McDonald's Corp.	$5,771,898

Household Durables - 1.0%
147,800	Newell Rubbermaid Inc.	3,180,656

Leisure Equipment & Products - 1.2%
209,500	Mattel, Inc.	4,074,775

Media - 8.0%
	Comcast Corp.:
134,200	Class A Shares (a)	4,319,898
41,600	Special Class A Shares (a)	1,314,976
447,400	Liberty Media Corp., Series A Shares (a)	4,670,856
22,400	Liberty Media International, Inc., Series A Shares (a)	1,014,272
	News Corp.:
285,800	Class A Shares	4,858,600
18,800	Class B Shares	330,504
275,800	Time Warner Inc. (a)	4,964,400
142,700	Viacom Inc., Class B Shares	5,328,418

		26,801,924

Multi-Line Retail - 3.0%
90,700	J.C. Penney Co., Inc.	3,874,704
57,500	Target Corp.	2,919,275
65,600	Wal-Mart Stores, Inc.	3,437,440

		10,231,419

	TOTAL CONSUMER DISCRETIONARY	50,060,672

CONSUMER STAPLES - 6.6%
Food & Drug Retailing- 2.0%
398,700	The Kroger Co. (a)	6,817,770

Household Products - 1.2%
62,700	Kimberly-Clark Corp.	4,107,477

Tobacco - 3.4%
175,100	Altria Group, Inc.	11,176,633

	TOTAL CONSUMER STAPLES	22,101,880

ENERGY - 9.8%
Energy Equipment & Services - 3.8%
155,100	ENSCO International Inc.	5,309,073
89,800	GlobalSantaFe Corp.	3,175,328
44,700	Nabors Industries, Ltd. (a)	2,252,880
38,300	Noble Corp.	2,043,305

		12,780,586

Oil & Gas - 6.0%
55,600	BP PLC, Sponsored ADR	3,314,872
13,100	EOG Resources, Inc.	972,675

See Notes to Schedule of Investments.

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Oil & Gas - 6.0% (continued)
95,400	Marathon Oil Corp.	$3,694,842
98,200	Royal Dutch Petroleum Co., New York Shares	5,741,754
59,400	Total SA, Sponsored ADR	6,388,470

		20,112,613

	TOTAL ENERGY	32,893,199

FINANCIALS - 28.0%
Banks - 10.1%
247,600	Bank of America Corp.	11,481,212
79,900	The Bank of New York Co., Inc.	2,373,829
40,300	Comerica Inc.	2,331,758
157,100	U.S. Bancorp	4,720,855
100,700	Wachovia Corp.	5,523,395
78,300	Washington Mutual, Inc.	3,159,405
72,300	Wells Fargo & Co.	4,431,990

		34,022,444

Diversified Financials - 11.0%
88,300	American Express Co.	4,710,805
74,200	Capital One Financial Corp.	5,808,376
79,000	Freddie Mac	5,157,910
41,000	The Goldman Sachs Group, Inc.	4,421,850
111,300	JPMorgan Chase & Co.	4,154,829
76,400	MBNA Corp.	2,030,712
112,100	Merrill Lynch & Co., Inc.	6,733,847
69,700	Morgan Stanley	3,900,412

		36,918,741

Insurance - 4.5%
117,600	American International Group, Inc.	7,795,704
60,800	Loews Corp.	4,134,400
86,200	The St. Paul Travelers Cos., Inc.	3,235,948

		15,166,052

Real Estate - 2.4%
146,200	Equity Office Properties Trust	4,090,676
122,600	Equity Residential	3,866,804

		7,957,480

	TOTAL FINANCIALS	94,064,717

HEALTHCARE - 6.1%
Pharmaceuticals - 6.1%
82,200	GlaxoSmithKline PLC, ADR	3,663,654
61,800	Johnson & Johnson	3,998,460
149,800	Pfizer Inc.	3,619,168
202,500	Schering-Plough Corp.	3,758,400
137,700	Wyeth	5,457,051

	TOTAL HEALTHCARE	20,496,733

See Notes to Schedule of Investments.

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

INDUSTRIALS - 9.2%
Aerospace & Defense - 5.5%
101,500	The Boeing Co.	$5,135,900
95,400	Lockheed Martin Corp.	5,515,074
92,200	Raytheon Co.	3,448,280
43,600	United Technologies Corp.	4,389,648

		18,488,902

Commercial Services & Supplies - 2.0%
65,100	Avery Dennison Corp.	3,911,859
99,500	Waste Management, Inc.	2,885,500

		6,797,359

Industrial Conglomerates - 1.7%
162,000	Honeywell International Inc.	5,828,760

	TOTAL INDUSTRIALS	31,115,021

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 4.1%
123,000	Comverse Technology, Inc. (a)	2,749,050
366,400	Nokia Oyj, Sponsored ADR	5,598,592
1,625,000	Nortel Networks Corp. (a)	5,281,250

		13,628,892

Computers & Peripherals - 3.2%
177,900	Hewlett-Packard Co.	3,485,061
40,600	International Business Machines Corp.	3,792,852
42,400	Lexmark International, Inc., Class A Shares (a)	3,534,040

		10,811,953

Electronic Equipment & Instruments - 0.8%
13,900	Celestica, Inc., Subordinate Voting Shares (a)	181,395
504,700	Solectron Corp. (a)	2,508,359

		2,689,754

Software - 1.9%
246,300	Microsoft Corp.	6,472,764

	TOTAL INFORMATION TECHNOLOGY	33,603,363

MATERIALS - 1.3%
Paper & Forest Products - 1.3%
112,300	International Paper Co.	4,396,545

TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 5.8%
72,600	ALLTEL Corp.	3,995,904
85,900	AT&T Corp.	1,648,421
209,400	MCI Inc.	4,039,326
206,900	SBC Communications Inc.	4,915,944
71,000	Sprint Corp.	1,691,930
90,500	Verizon Communications Inc.	3,220,895

		19,512,420

See Notes to Schedule of Investments.

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Wireless Telecommunication Services - 1.9%
225,300	Nextel Communications, Inc., Class A Shares (a)	$6,463,857

	TOTAL TELECOMMUNICATION SERVICES	25,976,277

UTILITIES - 2.4%
Electric Utilities - 1.1%
101,800	PG&E Corp. (a)	3,563,000

Gas Utilities - 1.3%
409,900	El Paso Corp.	4,455,613

	TOTAL UTILITIES	8,018,613

	TOTAL COMMON STOCK (Cost - $284,192,769)	322,727,020

FACE
AMOUNT

REPURCHASE AGREEMENT - 3.0%
$ 9,916,000	UBS Securities LLC dated 1/31/05, 2.500% due 2/1/05;
	Proceeds at maturity - $9,916,689; (Fully collateralized by various U.S.
	Government Agency Obligations, 0.000% to 8.050%, due 2/4/05 to
	8/6/38; Market value - $10,114,352) (Cost - $9,916,000)	9,916,000

	TOTAL INVESTMENTS - 99.0% (Cost - $294,108,769*)	332,643,020
	Other Assets in Excess of Liabilities - 1.0%	3,281,992

	TOTAL NET ASSETS - 100.0%	$335,925,012

(a) Non-income producing security.
*   Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedule of Investments.

STRATEGIC EQUITY PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK - 88.1%
CONSUMER DISCRETIONARY - 6.1%
Hotels, Restaurants & Leisure - 1.9%
45,400	Gaylord Entertainment Co. (a)(b)	$1,781,950
181,800	International Game Technology	5,690,340
57,651	Shuffle Master, Inc. (a)(b)	1,678,797
7,900	WMS Industries, Inc.	247,586

		9,398,673

Media - 2.3%
2,000	Applied Films Corp. (a)(b)	42,740
7,900	Getty Images, Inc. (a)	550,630
224,452	Lamar Advertising Co., Class A Shares (a)	9,646,947
46,003	Macrovision Corp. (a)(b)	1,073,250
213	Pixar (a)	18,567
24,950	Playboy Enterprises, Inc., Class B Shares (a)(b)	311,875

		11,644,009

Multi-Line Retail - 0.5%
45,000	Wal-Mart Stores, Inc.	2,358,000

Specialty Retail - 1.4%
47,010	Monro Muffler Brake, Inc. (a)(b)	1,219,439
173,800	Staples, Inc.	5,690,212
400	Urban Outfitters, Inc. (a)(b)	16,828

		6,926,479

Textiles & Apparel - 0.0%
1,500	Ashworth, Inc. (a)	16,905

	TOTAL CONSUMER DISCRETIONARY	30,344,066

CONSUMER STAPLES - 12.7%
Beverages - 1.0%
66,800	Molson Coors Brewing Co., Class B Shares (b)	4,983,280

Food Products - 3.0%
10,300	Bunge Ltd. (b)	582,362
103,610	Hormel Foods Corp.	3,263,715
70,320	The J. M. Smucker Co. (b)	3,280,428
61,900	Kellogg Co.	2,763,216
149,500	Kraft Foods Inc., Class A Shares	5,080,010

		14,969,731

Household Products - 3.3%
119,900	Colgate-Palmolive Co.	6,299,546
191,300	The Procter & Gamble Co.	10,182,899

		16,482,445

Tobacco - 5.4%
373,800	Altria Group, Inc.	23,859,654
94,600	Loews Corp. - Carolina Group (Tracking Stock)	2,969,494

		26,829,148

	TOTAL CONSUMER STAPLES	63,264,604

See Notes to Schedule of Investments.

STRATEGIC EQUITY PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

ENERGY - 0.7%
Energy Equipment & Services - 0.6%
59,000	Halliburton Co.	$2,426,670
6,100	Schlumberger Ltd.	415,044

		2,841,714

Oil & Gas - 0.1%
3,800	BP PLC, Sponsored ADR	226,556
109	LUKOIL, Sponsored ADR (b)	13,516
2,270	Total SA, Sponsored ADR (b)	244,138

		484,210

	TOTAL ENERGY	3,325,924

FINANCIALS - 15.2%
Banks - 0.5%
11,800	Bank of America Corp.	547,166
4,000	Boston Private Financial Holdings, Inc. (b)	111,360
35,600	Wachovia Corp.	1,952,660

		2,611,186

Diversified Financials - 6.1%
38,200	The Goldman Sachs Group, Inc.	4,119,870
320,500	Janus Capital Group, Inc.	4,753,015
319,350	SLM Corp.	16,028,176
91,900	T. Rowe Price Group Inc.	5,500,215

		30,401,276

Insurance - 8.2%
89,100	ACE Ltd.	3,866,940
57,700	AFLAC, Inc.	2,279,727
48,500	Ambac Financial Group Inc.	3,728,680
449,650	American International Group, Inc.	29,807,298
26,040	Scottish Re Group Ltd. (b)	600,743
6,700	W.R. Berkley Corp.	319,590

		40,602,978

Real Estate - 0.4%
145,000	Spirit Finance Corp. (a)	1,725,500

	TOTAL FINANCIALS	75,340,940

HEALTHCARE - 8.1%
Biotechnology - 1.0%
102,303	Dendreon Corp. (a)(b)	695,660
51,000	Genentech, Inc. (a)	2,433,210
58,900	Millennium Pharmaceuticals, Inc. (a)	542,469
21,600	OSI Pharmaceuticals, Inc. (a)	1,406,160

		5,077,499

Healthcare Equipment & Supplies - 1.8%
11,100	Advanced Neuromodulation Systems, Inc. (a)(b)	438,561
45,100	BioLase Technology, Inc. (b)	456,412
110,000	Guidant Corp.	7,973,900

		8,868,873

See Notes to Schedule of Investments.

STRATEGIC EQUITY PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Healthcare Providers & Services - 1.5%
84,500	UnitedHealth Group Inc.	$7,512,050

Pharmaceuticals - 3.8%
39,900	Johnson & Johnson	2,581,530
50,900	Merck & Co., Inc.	1,427,745
55,000	Novartis AG, Sponsored ADR	2,633,400
506,400	Pfizer Inc.	12,234,624

		18,877,299

	TOTAL HEALTHCARE	40,335,721

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.0%
200	Lockheed Martin Corp.	11,562
200	Northrop Grumman Corp.	10,376

		21,938

Airlines - 3.0%
292,300	AirTran Holdings, Inc. (a)(b)	2,496,242
144,500	AMR Corp. (a)(b)	1,242,700
841,030	Delta Air Lines, Inc. (a)(b)	4,533,152
646,753	Northwest Airlines Corp. (a)(b)	4,779,505
138,200	Southwest Airlines Co.	2,001,136

		15,052,735

Building Materials - 0.2%
34,300	USG Corp. (a)(b)	1,101,030

Electrical Equipment - 0.1%
17,837	American Power Conversion Corp. (b)	379,393

Industrial Conglomerates - 4.1%
230,000	General Electric Co.	8,309,900
266,200	Honeywell International Inc.	9,577,876
63,000	Tyco International Ltd.	2,276,820

		20,164,596

Machinery - 0.8%
43,600	ITT Industries, Inc.	3,718,644
13,700	The Manitowoc Co., Inc.	498,680

		4,217,324

Marine - 0.1%
6,400	Alexander & Baldwin, Inc. (b)	294,400

	TOTAL INDUSTRIALS	41,231,416

INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 5.3%
78,800	Alcatel SA, Sponsored ADR (a)(b)	1,128,416
2,604,600	CIENA Corp. (a)(b)	6,641,730
416,800	Cisco Systems, Inc. (a)	7,519,072
1,108,900	Finisar Corp. (a)(b)	1,940,575
982,600	JDS Uniphase Corp. (a)(b)	2,102,764
259,000	Juniper Networks, Inc. (a)	6,508,670
33,700	Symbol Technologies, Inc.	616,710

		26,457,937

See Notes to Schedule of Investments.

STRATEGIC EQUITY PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Computers & Peripherals - 5.3%
8,904	Dell Inc. (a)	$371,831
506,000	EMC Corp. (a)	6,628,600
195,560	International Business Machines Corp.	18,269,215
98,700	Western Digital Corp. (a)	1,062,999

		26,332,645

Electronic Equipment & Instruments - 0.7%
71,000	Diebold, Inc.	3,822,640

Internet Software & Services - 1.6%
316,500	Symantec Corp. (a)	7,390,275
12,600	Yahoo! Inc. (a)	443,646

		7,833,921

Semiconductor Equipment & Products - 2.8%
27,500	ASML Holding NV - NY Registered Shares (a)	451,825
45,700	Credence Systems Corp. (a)	365,600
49,653	Cymer, Inc. (a)(b)	1,316,798
2,800	Integrated Circuit Systems, Inc. (a)	53,200
453,300	Integrated Device Technology, Inc. (a)	5,321,742
193,300	Intel Corp.	4,339,585
800	LTX Corp. (a)	4,648
500	Microchip Technology Inc.	13,025
205,900	PMC-Sierra, Inc. (a)	2,116,652

		13,983,075

Software - 5.6%
176,700	BEA Systems, Inc. (a)	1,505,484
6,012	Computer Associates International, Inc.	163,466
3,900	Electronic Arts Inc. (a)	250,926
956,023	Microsoft Corp.	25,124,284
17,800	NDS Group PLC, Sponsored ADR (a)(b)	631,366

		27,675,526

	TOTAL INFORMATION TECHNOLOGY	106,105,744

MATERIALS - 3.4%
Chemicals - 0.9%
84,600	Monsanto Co.	4,579,398

Metals & Mining - 2.5%
55,400	Glamis Gold Ltd. (a)	873,104
161,000	Meridian Gold Inc. (a)(b)	2,976,890
200,460	Newmont Mining Corp.	8,337,132

		12,187,126

	TOTAL MATERIALS	16,766,524

TELECOMMUNICATION SERVICES - 12.3%
Diversified Telecommunication Services - 12.3%
316,300	BellSouth Corp.	8,299,712
623,100	Corning Inc. (a)	6,816,714

See Notes to Schedule of Investments.

STRATEGIC EQUITY PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Diversified Telecommunication Services - 12.3% (continued)
926,700	SBC Communications Inc.	$22,018,392
581,600	Verizon Communications Inc.	20,699,144
125,800	Vodafone Group PLC, Sponsored ADR	3,268,284

	TOTAL TELECOMMUNICATION SERVICES	61,102,246

	TOTAL COMMON STOCK (Cost - $434,598,148)	437,817,185

FOREIGN STOCK - 3.8%
Canada - 0.9%
153,200	Glamis Gold Ltd. (a)	2,414,158
197,400	High River Gold Mines Ltd. (a)	234,497
90,600	Meridian Gold Inc. (a)	1,669,304

		4,317,959

Japan - 0.0%
39,000	Fujitsu Ltd.	227,059

Switzerland - 2.5%
115,901	Roche Holding AG (b)	12,371,414

United Kingdom - 0.4%
402,600	Sportingbet PLC (a)	1,809,237

	TOTAL FOREIGN STOCK (Cost - $18,090,764)	18,725,669

FACE
AMOUNT

CONVERTIBLE BONDS - 0.4%
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
$ 2,550,000	CIENA Corp., Notes, 3.750% due 2/1/08
	(Cost - $2,338,215)	2,279,063

SHORT-TERM INVESTMENTS - 14.8%
Repurchase Agreement - 7.3%
36,152,000	State Street Bank & Trust Co. dated 1/31/05, 2.300% due 2/1/05;
	Proceeds at maturity - $36,154,310; (Fully collateralized by U.S.
	Treasury Bond, 8.125% due 8/15/19; Market value - $36,881,654) (Cost - $36,152,000)	36,152,000

SHARES

Securities Purchased From Securities Lending Collateral - 7.5%
37,077,161	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $37,077,161)	37,077,161

	TOTAL SHORT-TERM INVESTMENTS (Cost - $73,229,161)	73,229,161

	TOTAL INVESTMENTS - 107.1% (Cost - $528,256,288*)	532,051,078
	Liabilities in Excess of Other Assets - (7.1)%	(35,430,221)

	TOTAL NET ASSETS - 100.0%	$496,620,857

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedule of Investments.

VAN KAMPEN ENTERPRISE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK - 97.4%
CONSUMER DISCRETIONARY - 13.3%
Hotels, Restaurants & Leisure - 3.4%
14,099	Carnival Corp.	$812,102
6,200	Harrah's Entertainment, Inc.	392,088
11,400	Marriott International, Inc., Class A Shares	720,252
12,605	Starwood Hotels & Resorts Worldwide, Inc.	729,703

		2,654,145

Household Durables - 1.3%
3,900	Black & Decker Corp.	321,360
16,954	D.R. Horton, Inc.	674,430

		995,790

Leisure Equipment & Products - 0.4%
6,700	Brunswick Corp.	309,004

Media - 1.1%
35,700	News Corp., Class A Shares	606,900
8,100	The Walt Disney Co.	231,903

		838,803

Multi-Line Retail - 3.8%
5,000	Nordstrom, Inc.	241,250
21,100	Target Corp.	1,071,247
32,100	Wal-Mart Stores, Inc.	1,682,040

		2,994,537

Specialty Retail - 2.5%
7,300	Abercrombie & Fitch Co., Class A Shares	365,876
5,700	American Eagle Outfitters, Inc.	289,560
4,900	Chico's FAS, Inc. (b)	258,132
14,368	The Home Depot, Inc.	592,824
10,100	Pacific Sunwear of California, Inc. (b)	247,349
5,900	Urban Outfitters, Inc. (b)	248,213

		2,001,954

Textiles & Apparel - 0.8%
6,300	Coach, Inc. (b)	353,430
5,941	Reebok International Ltd.	264,553

		617,983

	TOTAL CONSUMER DISCRETIONARY	10,412,216

CONSUMER STAPLES - 10.7%
Beverages - 2.4%
14,200	Brown-Forman Corp., Class B Shares	684,866
9,100	The Pepsi Bottling Group, Inc.	248,885
17,600	PepsiCo, Inc.	945,120

		1,878,871

Food & Drug Retailing - 1.6%
27,800	CVS Corp.	1,288,530

Food Products - 1.7%
10,461	Hershey Foods Corp.	611,864
8,500	McCormick & Co., Inc.	315,945
5,814	Wm. Wrigley Jr. Co.	409,248

		1,337,057

See Notes to Schedule of Investments.

VAN KAMPEN ENTERPRISE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Household Products - 3.0%
7,500	The Clorox Co.	$445,650
35,700	The Procter & Gamble Co.	1,900,311

		2,345,961

Personal Products - 2.0%
8,348	Alberto-Culver Co.	452,879
13,608	Avon Products, Inc.	574,530
10,000	The Gillette Co.	507,200

		1,534,609

	TOTAL CONSUMER STAPLES	8,385,028

ENERGY - 1.3%
Energy Equipment & Services - 0.5%
8,600	Baker Hughes Inc.	372,380

Oil & Gas - 0.8%
2,200	ConocoPhillips	204,138
3,959	Exxon Mobil Corp.	204,284
1,900	Total SA, Sponsored ADR (a)	204,345

		612,767

	TOTAL ENERGY	985,147

FINANCIALS - 8.2%
Banks - 2.8%
32,825	Bank of America Corp.	1,522,095
10,300	Wells Fargo & Co.	631,390

		2,153,485

Diversified Financials - 4.4%
22,187	American Express Co.	1,183,677
7,300	Capital One Financial Corp.	571,444
15,750	JPMorgan Chase & Co.	587,948
17,900	Merrill Lynch & Co., Inc.	1,075,253

		3,418,322

Insurance - 1.0%
7,649	American International Group, Inc.	507,052
6,900	Unitrin, Inc.	295,527

		802,579

	TOTAL FINANCIALS	6,374,386

HEALTHCARE - 27.1%
Biotechnology - 5.4%
26,300	Amgen Inc. (b)	1,636,912
11,623	Biogen Idec Inc. (b)	755,030
25,300	Celgene Corp. (a)(b)	691,702
6,500	Cephalon, Inc. (b)	319,800
24,440	Gilead Sciences, Inc. (b)	808,964

		4,212,408

Healthcare Equipment & Supplies - 1.7%
580	Lumenis Ltd. (a)(b)	1,528
7,400	Medtronic, Inc.	388,426
11,100	St. Jude Medical, Inc. (b)	436,008
6,000	Zimmer Holdings, Inc. (b)	473,100

		1,299,062

See Notes to Schedule of Investments.

VAN KAMPEN ENTERPRISE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Healthcare Providers & Services - 8.9%
6,127	Aetna Inc.	$778,435
16,900	Caremark Rx, Inc. (b)	660,790
12,325	Coventry Health Care, Inc. (b)	701,293
6,991	DaVita, Inc. (b)	293,342
14,900	Laboratory Corp. of America Holdings (b)	712,965
8,247	Lincare Holdings Inc. (b)	342,251
9,500	Manor Care, Inc.	328,225
10,700	PacifiCare Health Systems, Inc. (b)	658,371
3,500	Quest Diagnostics Inc.	333,550
17,000	UnitedHealth Group Inc.	1,511,300
5,087	WellPoint Inc. (b)	618,071

		6,938,593

Pharmaceuticals - 11.1%
5,300	Abbot Laboratories	238,606
8,100	Allergan, Inc.	615,195
9,000	Barr Pharmaceuticals Inc. (b)	427,950
9,000	Forest Laboratories, Inc. (b)	373,770
44,899	Johnson & Johnson	2,904,965
8,600	Medco Health Solutions, Inc. (b)	366,102
59,833	Pfizer Inc.	1,445,565
78,409	Schering-Plough Corp.	1,455,271
21,600	Wyeth	856,008

		8,683,432

	TOTAL HEALTHCARE	21,133,495

INDUSTRIALS - 10.7%
Aerospace & Defense - 1.7%
5,948	Precision Castparts Corp.	418,144
9,100	United Technologies Corp.	916,188

		1,334,332

Air Freight & Couriers - 0.5%
4,300	FedEx Corp.	411,295

Commercial Services & Supplies - 2.8%
25,500	Automatic Data Processing, Inc.	1,108,740
8,400	The Brink's Co.	297,444
11,098	Career Education Corp. (b)	447,138
7,700	First Data Corp.	313,698

		2,167,020

Electrical Equipment - 1.3%
12,500	AMETEK, Inc.	477,500
8,900	Rockwell Automation, Inc.	504,185

		981,685

Industrial Conglomerates - 2.6%
13,500	General Electric Co.	487,755
42,900	Tyco International Ltd.	1,550,406

		2,038,161

See Notes to Schedule of Investments.

VAN KAMPEN ENTERPRISE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

Machinery - 1.8%
13,600	Danaher Corp.	$746,368
5,598	Deere & Co.	388,669
4,200	Ingersoll-Rand Co., Class A Shares	312,396

		1,447,433

	TOTAL INDUSTRIALS	8,379,926

INFORMATION TECHNOLOGY - 23.5%
Communications Equipment - 5.5%
25,900	ADTRAN, Inc.	463,869
25,600	Andrew Corp. (b)	334,336
63,600	Cisco Systems, Inc. (b)	1,147,344
13,912	Comverse Technology, Inc. (b)	310,933
34,100	Corning Inc. (b)	373,054
16,364	Juniper Networks, Inc. (b)	411,227
23,900	Motorola, Inc.	376,186
17,700	QUALCOMM Inc.	659,148
2,722	Research In Motion Ltd. (b)	194,051

		4,270,148

Computers & Peripherals - 6.8%
63,357	Dell Inc. (b)	2,645,788
64,100	EMC Corp. (b)	839,710
18,800	International Business Machines Corp.	1,756,296
890	Lexmark International, Inc., Class A Shares (b)	74,182

		5,315,976

Electronic Equipment & Instruments - 0.4%
6,400	Mettler-Toledo International Inc. (b)	321,024

Internet Software & Services - 1.6%
36,400	Yahoo! Inc. (b)	1,281,644

IT Consulting & Services - 0.8%
5,500	Affiliated Computer Services, Inc., Class A Shares (b)	298,045
7,900	Cognizant Technology Solutions Corp., Class A Shares (b)	299,410

		597,455

Semiconductor Equipment & Products - 3.2%
7,400	Analog Devices, Inc.	265,586
38,431	Applied Materials, Inc. (b)	611,053
56,000	Intel Corp.	1,257,200
10,600	Linear Technology Corp.	400,044

		2,533,883

Software - 5.2%
15,700	Adobe Systems, Inc.	893,330
534	Computer Associates International, Inc.	14,520
71,800	Microsoft Corp.	1,886,904
23,225	SAP AG, Sponsored ADR	899,272
14,400	Symantec Corp. (b)	336,240

		4,030,266

	TOTAL INFORMATION TECHNOLOGY	18,350,396

See Notes to Schedule of Investments.

VAN KAMPEN ENTERPRISE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2005

SHARES	SECURITY	VALUE

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
56,956	Sprint Corp.	$1,357,262
18,941	Verizon Communications Inc.	674,110

	TOTAL TELECOMMUNICATION SERVICES	2,031,372

	TOTAL COMMON STOCK
	(Cost - $ 72,274,432)	76,051,966

WARRANTS

WARRANTS (b) - 0.0%
1,831	Lucent Technologies Inc., Expire 12/10/07 (Cost - $0)	2,133

FACE
AMOUNT

SHORT-TERM INVESTMENTS - 3.9%
U.S. Government Obligations & Agencies - 2.7%
$ 2,114,000	Federal Home Loan Bank, Discount Note, due 2/1/05
	(Cost - $2,114,000)	2,114,000

SHARES

Securities Purchased From Securities Lending Collateral - 1.2%
913,504	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $913,504)	913,504

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,027,504)

	TOTAL INVESTMENTS - 101.3% (Cost - $75,301,936*)	79,081,603
	Liabilities in Excess of Other Assets - (1.3)%	(1,010,133)

	TOTAL NET ASSETS - 100.0%	$78,071,470

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)

1. Significant Accounting Policies

The Smith Barney Large Cap Value Portfolio (“SBLCV”), Strategic Equity Portfolio (“SEP”) and Van Kampen Enterprise Portfolio (“VKEP”) (“Fund(s)”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets. Securities for which no sales price was reported and U.S. government obligations and agencies are valued at the mean between bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Fixed income obligations are valued on the basis of valuations provided by dealers in those instruments or an independent pricing service approved by the Board of Directors. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral. The Funds also maintain exposure for the risk of any loss in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Notes to Schedules of Investments (unaudited) (continued)

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

(e) Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	SBLCV	SEP	VKEP

Gross unrealized appreciation	$45,478,443	$19,046,434	$5,840,683
Gross unrealized depreciation	(6,944,192)	(15,251,644)	(2,061,016)

Net unrealized appreciation	$38,534,251	$3,794,790	$3,779,667

At January 31, 2005, SEP and VKEP had loaned securities having a market value of $36,527,575 and $893,283, respectively. SEP and VKEP received cash collateral amounting to $37,077,161 and $913,504, respectively, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 29, 2005

By:	/s/ James M. Giallanza

James M. Giallanza
Chief Financial Officer

Date:	March 29, 2005